UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2012


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Gyrus Investment Management Inc.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jim Schetakis
Title:		Compliance Officer
Phone:		(416) 862-2020

Signature, place, and Date of Signing:

	"Jim Schetakis"		Toronto, ON Canada	December 31, 2012
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		8,172,240

Form 13F Information Table Value Total:		$363,237,273



List of Other Included Managers:

	NONE


FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager: Gyrus Investment Management Inc.


















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr.
V









in Instr.V





Apache Corp.
COM
037411105
1,669,381
21,266
21,266
N/A
N/A

N/A
21,266
N/A
ChevronTexaco Corp.
COM
166764100
8,262,112
76,402
76,402
N/A
N/A

N/A
76,402
N/A
Cobalt International Energy Inc.
COM
19075F106
901,966
36,725
36,725
N/A
N/A

N/A
36,725
N/A
ConocoPhillips
COM
20825C104
5,437,838
93,772
93,772
N/A
N/A

N/A
93,772
N/A
Diamond Offshre Drilling Inc
COM
25271C102
1,106,049
16,275
16,275
N/A
N/A

N/A
16,275
N/A
Exxon Mobil Corp.
COM
30231G102
9,104,281
105,191
105,191
N/A
N/A

N/A
105,191
N/A
Halliburton Co.
COM
406216101
4,503,629
129,825
129,825
N/A
N/A

N/A
129,825
N/A
Occidental Petroluem Corp.
COM
674599105
2,252,334
29,400
29,400
N/A
N/A

N/A
29,400
N/A
Schlumberger Ltd.
COM
806857108
3,094,106
44,648
44,648
N/A
N/A

N/A
44,648
N/A
Valero Energy
COM
91913Y100
1,990,663
58,343
58,343
N/A
N/A

N/A
58,343
N/A
Alcoa Inc.
COM
013817101
1,310,055
150,928
150,928
N/A
N/A

N/A
150,928
N/A
Dow Chemical Co.
COM
260543103
1,939,800
60,000
60,000
N/A
N/A

N/A
60,000
N/A
Du Pont (EI) De Nemours
COM
263534109
4,495,211
99,938
99,938
N/A
N/A

N/A
99,938
N/A
Praxair Inc.
COM
74005P104
2,287,505
20,900
20,900
N/A
N/A

N/A
20,900
N/A
Boeing Company
COM
097023105
2,858,028
37,925
37,925
N/A
N/A

N/A
37,925
N/A
Caterpillar Inc.
COM
149123101
2,885,890
32,205
32,205
N/A
N/A

N/A
32,205
N/A
Deere & Co.
COM
244199105
2,595,970
30,039
30,039
N/A
N/A

N/A
30,039
N/A
General Dynamics
COM
369550108
1,169,208
16,879
16,879
N/A
N/A

N/A
16,879
N/A
General Electric
COM
369604103
6,292,802
299,800
299,800
N/A
N/A

N/A
299,800
N/A
Honeywell International
COM
438516106
5,647,243
88,975
88,975
N/A
N/A

N/A
88,975
N/A
Lockheed Martin Inc.
COM
539830109
5,495,408
59,545
59,545
N/A
N/A

N/A
59,545
N/A
United Technologies Corp.
COM
913017109
5,562,656
67,829
67,829
N/A
N/A

N/A
67,829
N/A
Costamare Inc
SHS
Y1771G102
1,441,416
103,550
103,550
N/A
N/A

N/A
103,550
N/A
United Parcel Service Class B
CL B
911312106
5,679,053
77,025
77,025
N/A
N/A

N/A
77,025
N/A
Borg Warner Inc
COM
099724106
1,088,624
15,200
15,200
N/A
N/A

N/A
15,200
N/A
Ford Motor Co.
COM PAR
345370860
2,425,859
187,325
187,325
N/A
N/A

N/A
187,325
N/A
D R Horton Inc
COM
23331A109
2,457,111
124,222
124,222
N/A
N/A

N/A
124,222
N/A
McDonald's Corp.
COM
580135101
6,054,911
68,642
68,642
N/A
N/A

N/A
68,642
N/A
Starbucks Corp.
COM
855244109
2,794,123
52,100
52,100
N/A
N/A

N/A
52,100
N/A
Time Warner Cable Inc
COM
88732J207
5,576,276
57,375
57,375
N/A
N/A

N/A
57,375
N/A
Walt Disney Co.
COM
254687106
6,977,122
140,131
140,131
N/A
N/A

N/A
140,131
N/A
Home Depot
COM
437076102
8,345,853
134,937
134,937
N/A
N/A

N/A
134,937
N/A
Limited Brands Inc.
COM
532716107
1,460,037
31,025
31,025
N/A
N/A

N/A
31,025
N/A
Macy's Inc.
COM
55616P104
2,420,216
62,025
62,025
N/A
N/A

N/A
62,025
N/A
Target Corp.
COM
87612E106
2,557,446
43,222
43,222
N/A
N/A

N/A
43,222
N/A
Costco Wholesale Inc.
COM
22160K105
2,621,282
26,550
26,550
N/A
N/A

N/A
26,550
N/A
CVS Corp.
COM
126650100
826,785
17,100
17,100
N/A
N/A

N/A
17,100
N/A
Walgreen Co.
COM
931422109
2,437,109
65,850
65,850
N/A
N/A

N/A
65,850
N/A
Altria Group Inc.
COM
02209S103
6,236,784
198,371
198,371
N/A
N/A

N/A
198,371
N/A
Coca Cola Co.
COM
191216100
4,890,016
134,897
134,897
N/A
N/A

N/A
134,897
N/A
Heinz (H.J.) Co.
COM
423074103
5,368,566
93,075
93,075
N/A
N/A

N/A
93,075
N/A
PepsiCo Inc.
COM
713448108
6,696,560
97,860
97,860
N/A
N/A

N/A
97,860
N/A
Colgate Palmolive Co.
COM
194162103
2,401,911
22,976
22,976
N/A
N/A

N/A
22,976
N/A
Estee Lauder Companies Class A
CL A
518439104
947,285
15,825
15,825
N/A
N/A

N/A
15,825
N/A
Procter & Gamble
COM
742718109
6,502,368
95,778
95,778
N/A
N/A

N/A
95,778
N/A
Cerner Corp
COM
156782104
519,317
6,700
6,700
N/A
N/A

N/A
6,700
N/A
Humana Inc.
COM
444859102
1,444,662
21,050
21,050
N/A
N/A

N/A
21,050
N/A
Medtronic Inc.
COM
585055106
5,116,835
124,740
124,740
N/A
N/A

N/A
124,740
N/A
United Health Group Inc.
COM
91324P102
2,626,572
48,425
48,425
N/A
N/A

N/A
48,425
N/A
Alexion Pharmaceuticals Inc
COM
015351109
1,000,206
10,670
10,670
N/A
N/A

N/A
10,670
N/A
Allergan Inc.
COM
018490102
2,085,206
22,732
22,732
N/A
N/A

N/A
22,732
N/A
Amgen Inc.
COM
031162100
262,910
3,050
3,050
N/A
N/A

N/A
3,050
N/A
Bristol-Myers Squibb
COM
110122108
225,686
6,925
6,925
N/A
N/A

N/A
6,925
N/A
Celgene Corp
COM
151020104
2,499,046
31,900
31,900
N/A
N/A

N/A
31,900
N/A
Eli Lilly & Co.
COM
532457108
6,171,165
125,125
125,125
N/A
N/A

N/A
125,125
N/A
Gilead Sciences Inc.
COM
375558103
2,758,048
37,550
37,550
N/A
N/A

N/A
37,550
N/A
Johnson & Johnson
COM
478160104
2,929,129
41,785
41,785
N/A
N/A

N/A
41,785
N/A
Merck & Co. Inc.
COM
58933Y105
7,471,550
182,500
182,500
N/A
N/A

N/A
182,500
N/A
Pfizer Inc.
COM
717081103
7,685,139
306,425
306,425
N/A
N/A

N/A
306,425
N/A
US Bancorp Inc.
COM NEW
902973304
2,572,288
80,535
80,535
N/A
N/A

N/A
80,535
N/A
Wells Fargo & Company
COM
949746101
5,220,243
152,728
152,728
N/A
N/A

N/A
152,728
N/A
American Express Co.
COM
025816109
3,112,255
54,145
54,145
N/A
N/A

N/A
54,145
N/A
Bank of America Corp.
COM
060505104
4,055,663
349,325
349,325
N/A
N/A

N/A
349,325
N/A
Blackrock Inc
COM
09247X101
5,503,654
26,625
26,625
N/A
N/A

N/A
26,625
N/A
Citigroup Inc.
COM NEW
172967424
3,495,601
88,362
88,362
N/A
N/A

N/A
88,362
N/A
JP Morgan Chase & Company
COM
46625H100
10,075,857
229,153
229,153
N/A
N/A

N/A
229,153
N/A
Morgan Stanley
COM NEW
617446448
2,653,837
138,799
138,799
N/A
N/A

N/A
138,799
N/A
American International Group
COM NEW
026874784
2,254,788
63,875
63,875
N/A
N/A

N/A
63,875
N/A
Chubb Corp.
COM
171232101
3,636,073
48,275
48,275
N/A
N/A

N/A
48,275
N/A
MetLife Inc.
COM
59156R108
5,514,156
167,400
167,400
N/A
N/A

N/A
167,400
N/A
Prudential Financial Inc.
COM
744320102
1,579,955
29,626
29,626
N/A
N/A

N/A
29,626
N/A
The Travelers Companies Inc.
COM
89417E109
253,166
3,525
3,525
N/A
N/A

N/A
3,525
N/A
Unum Group
COM
91529Y106
1,299,147
62,399
62,399
N/A
N/A

N/A
62,399
N/A
Simon Property Group
COM
828806109
4,904,742
31,025
31,025
N/A
N/A

N/A
31,025
N/A
CA Inc.
COM
12673P105
3,311,837
150,675
150,675
N/A
N/A

N/A
150,675
N/A
Citrix Systems
COM
177376100
2,184,544
33,225
33,225
N/A
N/A

N/A
33,225
N/A
Google Inc.
CL A
38259P508
3,670,990
5,175
5,175
N/A
N/A

N/A
5,175
N/A
International Business Machines
COM
459200101
9,348,023
48,802
48,802
N/A
N/A

N/A
48,802
N/A
Microsoft Corp.
COM
594918104
10,004,845
374,573
374,573
N/A
N/A

N/A
374,573
N/A
Oracle Corp.
COM
68389X105
4,595,161
137,910
137,910
N/A
N/A

N/A
137,910
N/A
Apple Computer Inc.
COM
037833100
16,681,707
31,296
31,296
N/A
N/A

N/A
31,296
N/A
Cisco Systems
COM
17275R102
3,718,330
189,228
189,228
N/A
N/A

N/A
189,228
N/A
EMC Corp.
COM
268648102
2,924,427
115,590
115,590
N/A
N/A

N/A
115,590
N/A
Qualcomm Inc.
COM
747525103
7,044,309
114,300
114,300
N/A
N/A

N/A
114,300
N/A
Intel Corp.
COM
458140100
6,693,871
324,630
324,630
N/A
N/A

N/A
324,630
N/A
AT&T Inc.
COM
00206R102
7,218,322
214,130
214,130
N/A
N/A

N/A
214,130
N/A
CenturyLink Inc.
COM
156700106
1,053,306
26,925
26,925
N/A
N/A

N/A
26,925
N/A
MetroPSC Communications Inc
COM
591708102
1,562,320
157,175
157,175
N/A
N/A

N/A
157,175
N/A
Verizon Communications
COM
92343V104
4,360,275
100,769
100,769
N/A
N/A

N/A
100,769
N/A
NextEra Energy Inc.
COM
65339F101
5,120,060
74,000
74,000
N/A
N/A

N/A
74,000
N/A
PG&E Corp.
COM
69331C108
2,033,791
50,617
50,617
N/A
N/A

N/A
50,617
N/A
Southern Co.
COM
842587107
4,078,723
95,275
95,275
N/A
N/A

N/A
95,275
N/A
Carnival Corp.
PAIRED CTF
143658300
(182,150)
(5,000)
(5,000)
N/A
N/A

N/A
(5,000)
N/A
St Jude Medical Inc.
COM
790849103
(181,159)
(4,300)
(4,300)
N/A
N/A

N/A
(4,300)
N/A



363,237,273
8,172,240
8,172,240




8,172,240